Long-Term Debt (Details 8) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Maturity
2014		$ 11,342
2015		4,045
2016		2,701
2017		1,851
2018		25,733
Thereafter		532,315
Total	632,446	577,987	529,013
Fair value (including current maturities)		$ 548,730	$ 490,194